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                           NATIONWIDE FAMILY OF FUNDS

            GARTMORE MILLENNIUM GROWTH FUND (FORMERLY THE "NATIONWIDE
                             MID CAP GROWTH FUND")
                             NATIONWIDE GROWTH FUND
                                 NATIONWIDE FUND
                              NATIONWIDE BOND FUND
                         NATIONWIDE TAX-FREE INCOME FUND
                 NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
                NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
                          NATIONWIDE MONEY MARKET FUND

                  PROSPECTUS SUPPLEMENT DATED JANUARY 17, 2001
                        TO PROSPECTUS DATED MARCH 1, 2000

The disclosure on page 31 of the above noted prospectus is hereby amended to reflect that:

Thomas S. Leggett, CFA, has assumed responsibility for the day-to-day management of the Nationwide Bond Fund. Mr. Leggett joined Nationwide Insurance in 1982 as a securities analyst. Mr. Leggett became an Investment Officer for Nationwide Insurance, parent of VMF, in 1998, and prior to that he was Director - Investments. Mr. Leggett also currently manages bond portfolios for two Nationwide Insurance retirement accounts.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.